Document and Entity Information	12 Months Ended
Dec. 31, 2015 USD ($) shares
Document And Entity Information
Entity Registrant Name	ENTREE GOLD INC
Entity Central Index Key	0001271554
Document Type	20-F
Document Period End Date	Dec. 31, 2015
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float | $	$ 41,729,993
Entity Common Stock, Shares Outstanding | shares	147,330,917
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2015